10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Other Items Of Statement Of Comprehensive Income
Selling expenses
	12.31.2019	12.31.2018	12.31.2017
Salaries and social security charges	22	26	27
Benefits to employees	1	-	-
Accrual of defined benefit plans	1	-	1
Fees and compensation for services	29	30	26
Compensation agreements	(1)	2	6
Depreciation of property, plant and equipment	9	9	3
Right-of-use assets amortization	1	-	-
Taxes, rates and contributions	25	33	28
Communications	6	7	8
Penalties	22	28	12
Net impairment losses on financial assets	21	28	11
Transport	9	6	4
Other	3	2	1
Total selling expenses	148	171	127

Administrative expenses
	12.31.2019	12.31.2018	12.31.2017
Salaries and social security charges	62	81	77
Benefits to employees	8	5	5
Accrual of defined benefit plans	8	1	6
Fees and compensation for services	52	68	53
Compensation agreements	-	3	20
Directors' and Syndicates' fees	7	5	4
Depreciation of property, plant and equipment	14	12	6
Consumption of materials	3	4	3
Maintenance	2	2	2
Transport and per diem	2	2	2
Rental and insurance	5	6	6
Surveillance and security	2	5	4
Taxes, rates and contributions	2	8	4
Communications	2	2	2
Right-of-use assets amortization	2	-	-
Institutional advertising and promotion	-	1	2
Other	3	1	2
Total administrative expenses	174	206	198

Exploration expenses
	12.31.2019	12.31.2018	12.31.2017
Geological and geophysical expenses	4	-	1
Decrease in unproductive wells	5	1	1
Total exploration expenses	9	1	2

Other operating income and expenses
Other operating income	Note	12.31.2019	12.31.2018	12.31.2017
Compensation for transaction agreement in Ecuador (1)		-	99	-
Recovery of doubtful accounts		-	-	4
Insurrance recovery		6	-	-
Natural Gas Surplus Injection Promotion Program	4.24.1.1	-	23	101
Commissions on municipal tax collections		2	2	1
Services to third parties		13	13	8
Profit for property, plant and equipment sale		-	3	-
Dividends received		1	1	1
Reversal of contingencies and taxes payables (2)		1	4	24
Other		17	36	10
Total other operating income		40	181	149

Other operating expenses
Provision for contingencies		(28)	(35)	(20)
Decrease in property, plant and equipment		(1)	(6)	(1)
Allowance for tax credits		(4)	-	(1)
Tax on bank transactions		(29)	(30)	(27)
Cost for services provided to third parties		(2)	(2)	(2)
Compensation agreements		-	-	(2)
Donations and contributions		(2)	(2)	(2)
Institutional promotion		(2)	(3)	(3)
Extraordinary canon		-	(3)	(14)
Contingent consideration		-	-	(8)
Onerous contract (Ship or Pay)		-	(7)	(4)
Tax contingencies in Ecuador (1)		-	(69)	-
Other		(18)	(43)	(19)
Total other operating expenses		(86)	(200)	(103)

(1)	Pursuant to Agreement executed on March 19, 2018 between the Republic of Ecuador and the Plaintiff Partners, including EcuadorTLC (see Note 5.6.1). Figures recorded as of December 31, 2018 arises from the Consolidated Financial Statements denominated in pesos in accordance with IAS 29, and was translated into U.S. dollars using the exchange rate as of that date.
(2)	In 2017, includes gains on releasing tax fines and reducing compensatory interests, related to benefits for the adhesion to the regularization regime (moratorium) (see Note 2.6.4).

Financial results
	12.31.2019	12.31.2018	12.31.2017
Gain on monetary position, net	187	629	304
Finance income
Commercial interest	61	58	43
Financial interest	22	34	14
Other interest	13	7	5
Total finance income	96	99	62

Finance cost
Commercial interest	(52)	(78)	(45)
Fiscal interest	(6)	(8)	(11)
Financial interest (1)	(227)	(210)	(162)
Other interest	(10)	(15)	(10)
Other financial expenses	(4)	(5)	(4)
Total financial expenses	(299)	(316)	(232)

Other financial results
Foreign currency exchange difference, net	(75)	(863)	(156)
Changes in the fair value of financial instruments	91	64	62
Gains (losses) from present value measurement	54	(74)	(6)
Other financial results of RDSA	2	13	-
Results for the repurchase of corporate bonds	27	2	-
Other financial results	14	-	-
Total other financial results	113	(858)	(100)

Total financial results, net	97	(446)	34

 (1) Net of U$S 16.8 million, U$S 7.5 million and U$S 16 million capitalized in property, plant and equipment for the years ended December 31, 2019, 2018 and 2017, respectively.

Income tax benefit expense

The breakdown of income tax charge is:

	12.31.2019	12.31.2018	12.31.2017
Current tax	70	39	55
Deferred tax	(57)	(19)	(72)
Other comprehensive income	-	1	-
Difference in the estimate of previous fiscal year income tax and the income tax statement	1	(4)	(12)
Direct charges for income tax	-	-	3
Optional tax revaluation	34	-	-
Total loss (gain) income tax	48	17	(26)

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2019	12.31.2018	12.31.2017
Profit before income tax	848	224	402
Current tax rate	30%	30%	35%
Result at the tax rate	254	67	141
Share of profit of associates and joint ventures	(25)	(3)	(117)
Non-taxable results	(38)	7	(59)
Effects of exchange differences and traslation effect of property, plant and equipment and intangible assets, net	93	-	-
Adjustment of valuation of property, plant and equipment and intangible assets	(202)	-	-
Gain (loss) on monetary position, net	17	(38)	66
Effect of tax rate change in deferred tax	37	(26)	(21)
Adjustment effect for tax inflation	129	-	-
Payment of optional tax revaluation	34	-	-
Special tax, revaluation of property, plant and equipment	(169)	-	-
Difference in the estimate of previous fiscal year income tax and the income tax statement	(86)	4	(20)
Deferred tax not previously recognized	-	4	(31)
Non-deductible cost	-	-	9
Non-deductible provisions	-	-	5
Other	4	2	1
Total loss (gain) income tax	48	17	(26)

Consolidated accumulated tax losses
Fiscal year generation	Fiscal year prescription	12.31.2019	12.31.2018

2015	2020	-	3
2016	2021	4	18
2017	2022	3	4
2018	2023	38	27
2019	2024	66	-
Recognized Tax loss-carryforwards		111	52